Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
Note 9. Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(152,594)	$(1,298)	$(154,258)	$(3,914)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	201,686,617	200,000,000	200,568,383	200,000,000

Net loss per share, basic and diluted	$(0.76)	$(0.01)	$(0.77)	$(0.02)

Basic net loss per share was the same as diluted net loss per share for all periods as the inclusion of potentially dilutive securities would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations were as follows:

	September 30,
	2025	2024
Shares subject to outstanding common stock warrants	8,760,000	8,760,000
Shares subject to outstanding common stock options	50,000,000	50,000,000
Retainer shares	12,500,000	—

Total	71,260,000	58,760,000

Note 10. Net Loss Per
Share
Basic and diluted net loss per share is computed by dividing net loss by the weighted-average number of common stock outstanding for the period. For periods in which the Company generated a net loss, the Company does not include the potential impact of dilutive securities in diluted net loss per share, as the impact of these items is anti-dilutive. Specifically, NSOs granted under the 2024 Plan to purchase an aggregate of 50,000,000 shares of the Company’s common stock were considered anti-dilutive and therefore were excluded from the computation of diluted net loss per share for the year ended December 31, 2024. There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the year ended December 31, 2023.

	Year Ended December 31,
	2024	2023
Net loss (in thousands)	$(4,690)	$(3,261)

Net loss per share — basic and diluted	$(0.02)	$(0.02)
Weighted average number of shares during the period — basic and diluted	200,000,000	200,000,000